Annual Fund Operating Expenses - Class I - NICHOLAS II INC - CLASS I	Jan. 29, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.60%